N-2	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0000799195
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	LIBERTY ALL STAR EQUITY FUND